Condensed Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
REVENUES, net
COST OF REVENUES
GROSS MARGIN
OPERATING EXPENSES:
General and administrative expenses	622,252	738,367	1,777,596	3,837,554	4,211,355	4,598,302
Research and development	456,377	125,947	1,548,830	221,087	779,275
Impairment of long-lived assets				15,000	16,958	32,136
Depreciation and amortization	1,988	1,990	5,967	4,755	6,744	5,301
Total operating expenses	1,080,617	866,304	3,332,393	4,078,396	5,014,332	4,635,739
LOSS FROM OPERATIONS	(1,080,617)	(866,304)	(3,332,393)	(4,078,396)	(5,014,332)	(4,635,739)
OTHER (INCOME) EXPENSES
Interest expense	341,873		773,801	176,672	176,672	34,516
Loss on debt settlement		149,350		149,350	149,350
Other income	(4,060)		(4,060)
TOTAL OTHER (INCOME) EXPENSES	337,813	149,350	769,741	326,022	326,022	34,516
Net loss	(1,418,430)	(1,015,654)	(4,102,134)	(4,404,418)	(5,340,354)	(4,670,255)
Series C deemed dividend		(338,880)	(22,178)	(12,521,190)	(13,477,055)	(4,440)
Net loss to common shareholders	$ (1,418,430)	$ (1,354,534)	$ (4,124,312)	$ (16,925,608)	$ (18,817,409)	$ (4,674,695)
Loss per weighted average common share, basic and diluted	$ (0.99)	$ (1.00)	$ (2.88)	$ (14.13)	$ (15.02)	$ (5.72)
Number of weighted average common shares outstanding, basic and diluted	1,429,129	1,352,654	1,429,029	1,197,760	1,252,454	816,696